Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other current liabilities
The following table provides details related to Provisions and other current liabilities as of December 31, 2021 and 2020:

($ millions)	Note	2021	2020
Taxes other than income taxes		93	110
Restructuring provisions		17	10
Accrued expenses for goods and services received but not invoiced		76	61
Accruals for royalties		10	11
Accruals for deductions from revenue		264	217
Accruals for compensation and benefits including social security		489	352
Deferred income		108	110
Provisions for litigation and other legal matters	19	53	—
Accrued equity-based payments		14	9
Accrued interest on financial debts		19	19
Contingent consideration	18	—	15
Other payables		58	80
Total provisions and other current liabilities		1,201	994

Disclosure of movement of accruals for deductions from revenue
The following table shows the movement of accruals for deductions from revenue:

($ millions)	2021	2020	2019
January 1	217	212	194
Additions	677	540	662
Payments/utilizations	(619)	(537)	(646)
Changes in offset against gross trade receivables	(5)	(2)	1
Currency translation effects	(6)	4	1
December 31	264	217	212

Disclosure of movement of restructuring provisions	The following table shows the movement of restructuring provisions:

($ millions)	2021	2020	2019
January 1	10	28	8
Additions	21	22	32
Cash payments	(14)	(40)	(10)
Releases	—	—	(2)
December 31	17	10	28